Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events after the reporting period
Events after the reporting period

Note 28. Events after the reporting period

Catrin Fransson has informed the Board of her intention to resign as CEO at SEK, which the Board accepted at January 15, 2021. She has a six month notice period, and will continue working in her present position until further notice.

In February 2021, the Swedish parliament decided to extend the credit facility of Skr 200 billion, that SEK has in place with the Swedish National Debt Office, for 2021.